Consolidated Statement of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in capital	Accumulated Deficit	Total
Balance at Jun. 30, 2022	$ 1,066	$ 8,781,361	$ (3,682,484)	$ 5,099,943
Balance (in Shares) at Jun. 30, 2022	10,650,002
Stock options exercised (in Shares)
Issuance of common stock, net of offering costs of $411,015 (Note 3)	$ 201	5,641,284		$ 5,641,485
Issuance of common stock, net of offering costs of $411,015 (Note 3) (in Shares)	2,017,498
Issuance of common stock for services (Note 4)	$ 15	299,985		300,000
Issuance of common stock for services (Note 4) (in Shares)	150,000
Stock-based compensation		448,444		448,444
Net loss			(5,379,582)	(5,379,582)
Balance at Jun. 30, 2023	$ 1,282	15,171,074	(9,062,066)	6,110,290
Balance (in Shares) at Jun. 30, 2023	12,817,500
Balance at Sep. 30, 2023	$ 1,217	15,407,715	(10,544,375)	4,864,557
Balance (in Shares) at Sep. 30, 2023	12,167,930
Balance at Jun. 30, 2023	$ 1,282	15,171,074	(9,062,066)	$ 6,110,290
Balance (in Shares) at Jun. 30, 2023	12,817,500
Stock options exercised (in Shares)
Repurchase of common stock	$ (65)	(3,936)		$ (4,001)
Repurchase of common stock (in Shares)	(649,570)
Stock-based compensation		376,496		376,496
Net loss			(2,610,829)	(2,610,829)
Balance at Dec. 31, 2023	$ 1,217	15,543,634	(11,672,895)	3,871,956
Balance (in Shares) at Dec. 31, 2023	12,167,930
Balance at Jun. 30, 2023	$ 1,282	15,171,074	(9,062,066)	$ 6,110,290
Balance (in Shares) at Jun. 30, 2023	12,817,500
Stock options exercised (in Shares)
Stock warrants exercised	$ 1	(1)
Stock warrants exercised (in Shares)	10,494
Repurchase of common stock	$ (65)	(3,936)		$ (4,001)
Repurchase of common stock (in Shares)	(649,570)
Stock-based compensation		732,167		732,167
Net loss			(4,562,295)	(4,562,295)
Balance at Jun. 30, 2024	$ 1,218	15,899,304	(13,624,361)	2,276,161
Balance (in Shares) at Jun. 30, 2024	12,178,424
Balance at Sep. 30, 2023	$ 1,217	15,407,715	(10,544,375)	$ 4,864,557
Balance (in Shares) at Sep. 30, 2023	12,167,930
Stock options exercised (in Shares)
Stock-based compensation		135,919		$ 135,919
Net loss			(1,128,520)	(1,128,520)
Balance at Dec. 31, 2023	$ 1,217	15,543,634	(11,672,895)	3,871,956
Balance (in Shares) at Dec. 31, 2023	12,167,930
Balance at Jun. 30, 2024	$ 1,218	15,899,304	(13,624,361)	2,276,161
Balance (in Shares) at Jun. 30, 2024	12,178,424
Balance at Sep. 30, 2024	$ 1,218	16,066,395	(14,353,980)	1,713,633
Balance (in Shares) at Sep. 30, 2024	12,178,424
Balance at Jun. 30, 2024	$ 1,218	15,899,304	(13,624,361)	2,276,161
Balance (in Shares) at Jun. 30, 2024	12,178,424
Stock options exercised	$ 6	(6)
Stock options exercised (in Shares)	62,327			155,666
Stock warrants exercised
Stock warrants exercised (in Shares)	1,730
Stock-based compensation		316,194		316,194
Net loss			(3,624,443)	(3,624,443)
Balance at Dec. 31, 2024	$ 1,224	16,215,492	(17,248,804)	(1,032,088)
Balance (in Shares) at Dec. 31, 2024	12,242,481
Balance at Sep. 30, 2024	$ 1,218	16,066,395	(14,353,980)	1,713,633
Balance (in Shares) at Sep. 30, 2024	12,178,424
Stock options exercised	$ 6	(6)
Stock options exercised (in Shares)	62,327			155,666
Stock warrants exercised
Stock warrants exercised (in Shares)	1,730
Stock-based compensation		149,103		149,103
Net loss			(2,894,824)	(2,894,824)
Balance at Dec. 31, 2024	$ 1,224	$ 16,215,492	$ (17,248,804)	$ (1,032,088)
Balance (in Shares) at Dec. 31, 2024	12,242,481